CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [text block] [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]

48    Capital

Capital management

Capital is actively managed on an ongoing basis, covering the Group, the Bank on an individual basis and its regulated subsidiaries. Regulatory capital ratios are a key factor in budgeting and planning processes with updates on forecast ratios reviewed regularly by the Lloyds Banking Group Asset and Liability Committee. Target capital levels take account of evolving regulatory requirements, capacity for growth and to cover uncertainties. Capital policies and procedures are subject to independent oversight.

The Group measures the amount of capital it holds in accordance with the regulatory framework defined by the Capital Requirements Directive and Regulation (CRD IV), as implemented in the UK by the Prudential Regulation Authority (PRA) and supplemented through additional regulation under the PRA Rulebook. Application of CRD IV requirements is subject to transitional phasing.

The minimum amount of total capital, under Pillar 1 of the regulatory framework, is set at 8 per cent of total risk-weighted assets calculated in respect of credit risk, counterparty credit risk, operational risk and market risk. At least 4.5 per cent of risk-weighted assets are required to be covered by common equity tier 1 (CET1) capital.

The minimum requirement for capital is supplemented by Pillar 2 of the regulatory framework. Under Pillar 2A, additional requirements are set through the issuance of a Bank specific Individual Capital Requirement (ICR), which adjusts the Pillar 1 minimum requirement for those risks not covered or not fully covered under Pillar 1. A key input into the PRA’s ICR process is the Bank’s own assessment of the amount of capital it needs, a process known as the Internal Capital Adequacy Assessment Process (ICAAP). From 1 January 2019 the Group became subject to a Pillar 2A capital requirement of 5.2 per cent of risk-weighted assets, of which 2.9 per cent must be met with CET1 capital, following the entry into force of the UK ring-fencing legislation.

A range of additional bank specific regulatory capital buffers apply under CRD IV, which are required to be met with CET1 capital. These include a capital conservation buffer (1.875 per cent of risk-weighted assets during 2018, increasing to 2.5 per cent from 1 January 2019) and a time-varying countercyclical capital buffer (currently 0.9 per cent of risk-weighted assets). A systemic risk buffer of 2 per cent of risk-weighted assets will apply to the Group from 1 August 2019.

The Group has adopted the IFRS 9 transitional arrangements for capital set out under the relevant CRD IV amendment. The arrangements allow for the initial net impact of IFRS 9 on CET1 capital, resulting from the increase in accounting impairment provisions on 1 January 2018, plus the capital impact of any subsequent increases in Stage 1 and Stage 2 expected credit losses (net of movements in regulatory expected losses), to be phased in over a five year transition period. For 2018 the phase in factor allowed 95 per cent of the resultant transitional adjustment to be added back to CET1 capital. The phase in factor will reduce to 85 per cent in 2019. As at 31 December 2018 no additional capital relief in respect of post 1 January 2018 increases in Stage 1 and Stage 2 expected credit losses (net of movements in regulatory expected losses) has been recognised.

During the year, the individual regulated entities within the Group and the Group itself complied with all of the externally imposed capital requirements to which they are subject.

Regulatory capital development

The regulatory framework within which the Group operates continues to be developed at a global level through the Financial Stability Board (FSB) and Basel Committee on Banking Supervision (BCBS), at a European level mainly through the European Commission (EC) and the issuance of CRD IV technical standards and guidelines by the European Banking Authority (EBA) and within the UK by the PRA and through directions from the Financial Policy Committee (FPC).The Group continues to monitor these developments very closely, analysing potential capital impacts to ensure the Group and individual regulated entities continue to maintain a strong capital position that exceeds the minimum regulatory requirements and the Group’s risk appetite and is consistent with market expectations.

Capital resources

Regulatory capital is divided into tiers depending on the degree of permanency and loss absorbency exhibited.

–	Common equity tier 1 (CET1) capital represents the strongest form of capital consisting of shareholders’ equity after a number of regulatory adjustments and deductions are applied. These include adjustments for foreseeable dividends and IFRS 9 transitional arrangements, the elimination of the cash flow hedging reserve and deductions for goodwill, other intangible assets, defined benefit pension surpluses and deferred tax assets.

–	Fully qualifying additional tier 1 (AT1) capital comprises non-cumulative perpetual securities containing specific provisions to write down the security should the CET1 ratio fall to a defined trigger limit. Under transitional rules AT1 securities that do not qualify in their own right as AT1 capital, but were issued and eligible as tier 1 capital prior to CRD IV, can be partially included within AT1, until they are phased out altogether in 2022. To the extent these securities do not qualify as AT1 they may nevertheless still qualify as tier 2 capital.

–	Tier 2 (T2) capital largely comprises certain other subordinated debt securities that do not qualify as AT1. They must have an original term of at least 5 years, cannot normally be redeemed within their first 5 years and are phased out as T2 regulatory capital in the final 5 years before maturity. Under transitional rules T2 securities that do not qualify in their own right as T2 capital, but which were issued and eligible as T2 capital prior to CRD IV, can be partially included within T2, until they are phased out altogether in 2022. Eligible provisions, reflecting the excess of IFRS 9 expected credit losses over corresponding regulatory expected losses, are added back to T2 capital, net of the application of IFRS 9 transitional adjustments.

The Group’s CRD IV transitional capital resources are summarised as follows:

	2018 £m	2017 £m
Common equity tier 1 capital	25,457	32,500
Additional tier 1 capital	5,937	5,220
Tier 2 capital	7,087	6,579
Total capital	38,481	44,299